October 12, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Global Advantage and Premium Opportunity Fund (File No. 811-21786) (the “Fund”)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a definitive proxy statement and proxy ballot for a Special Meeting of Shareholders (the “Meeting”) of the Fund. The Meeting is being held for the purpose of approving a new sub-adviser to the Fund.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen J. Freeman

Kristen J. Freeman

Counsel

ING U.S. Legal Services

Attachment

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com